ORGANIZATION	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
ORGANIZATION
NOTE 1 - ORGANIZATION

NOTE 1 – ORGANIZATION

Yubo International Biotech Limited (formerly Magna-Lab Inc.) (the “Company”), a New York corporation, acquired Platinum International Biotech Co. Ltd. (“Platinum”) in a “reverse merger” transaction on January 14, 2021.

On January 14, 2021 (the “Closing Date”), the Company closed a voluntary share exchange transaction with Platinum International Biotech Co., Ltd., a company organized under the laws of the Cayman Islands (“Platinum”), pursuant to that certain Agreement and Plan of Share Exchange, dated January 14, 2021 (the “Exchange Agreement”), by and among the Company, Platinum, Yubo International Biotech (Beijing) Limited, a company organized under the laws of the People’s Republic of China (“PRC”) (“Yubo Beijing”), and certain selling stockholders named therein.

In accordance with the terms of the Exchange Agreement, on the Closing Date, the Company issued a total of 117,000,000 shares of its Class A common stock to the Selling Stockholders, who were then stockholders of Platinum (the “Selling Stockholders”), in exchange for 100% of the issued and outstanding capital stock of Platinum (the “Exchange Transaction”). As a result of the Exchange Transaction, the Selling Stockholders acquired more than 99% of the Company’s issued and outstanding capital stock, Platinum became the Company’s wholly-owned subsidiary, and the Company acquired the business and operations of Platinum and Yubo Beijing. Immediately prior to the Exchange Transaction, the Company had 117,875,323 shares of Class A common stock and 4,447 shares of Class B common stock issued and outstanding. Immediately after the Exchange Transaction and the surrender and cancellation of 116,697,438 shares held by Lina Liu, the controlling shareholder, Chief Financial Officer, Treasurer and Secretary of the Company, the Company had 118,177,885 shares of Class A common stock and 4,447 shares of Class B common stock issue and outstanding.

Platinum was incorporated on April 7, 2020 under the laws of the Cayman Islands as a holding company. On May 4, 2020, Platinum incorporated a wholly owned subsidiary Platinum International Biotech (Hong Kong) Limited (“Platinum HK”) in Hong Kong. On September 4, 2020, Platinum HK incorporated a wholly foreign owned enterprise (“WFOE”) Yubo International Biotech (Chengdu) Limited (“Yubo Chengdu”) in Chengdu, China.

On September 11, 2020, Yubo Chengdu entered into a series of Variable Interest Entity (“VIE”) agreements with the owners of Yubo International Biotech (Beijing) Limited (“Yubo Beijing”). Pursuant to the VIE agreements, Yubo Beijing became Yubo Chengdu’s contractually controlled affiliate. The purpose and effect of the VIE Agreements is to provide Yubo Chengdu with all management control and net profits earned by Yubo Beijing.

Yubo Beijing was incorporated on June 14, 2016. For the year ended December 31, 2020 (commencing April 2020), Yubo Beijing sold approximately 850 nebulizers to customers in the People’s Republic of China (“PRC”). In 2021, Yubo Beijing sales also included sales of skincare products, hair care products, healthy beverages, and male and female personal care products.

Upon executing the series of VIE agreements in September 2020, Yubo Beijing has been considered a Variable Interest Entity (“VIE”) of Yubo Chengdu, its primary beneficiary. Accordingly, Yubo Beijing has been consolidated under the guidance of FASB Accounting Standards Codification (“ASC”) 810, Consolidation.

The officers, directors, and controlling beneficial owners of Yubo Beijing from its inception on June 14, 2016 are also officers, directors, and controlling beneficial owners of Platinum. Accordingly, the accompanying consolidated financial statements include Yubo Beijing’s operations from its inception on June 14, 2016.

On January 21, 2021 and December 31, 2020, respectively, the Company formed two new wholly owned subsidiaries: Yubo Jingzhi Biotechnology (Chengdu) Co. Ltd. (“Yubo Jingzhi”) as a subsidiary of Yubo Beijing and Yubo Global Biotechnology (Chengdu) Co. Ltd (“Yubo Global”) as a subsidiary of Platinum HK.

Yubo International Biotech Limited and its consolidated subsidiaries and VIE are collectively referred to herein as the “Company” unless specific reference is made to an entity.

NOTE 1 – ORGANIZATION

Yubo International Biotech Limited (formerly Magna-Lab Inc.) (the “Company”), a New York corporation, acquired Platinum International Biotech Co. Ltd. (“Platinum”) in a “reverse merger” transaction on January 14, 2021.

On January 14, 2021 (the “Closing Date”), the Company closed a voluntary share exchange transaction with Platinum International Biotech Co., Ltd., a company organized under the laws of the Cayman Islands (“Platinum”), pursuant to that certain Agreement and Plan of Share Exchange, dated January 14, 2021 (the “Exchange Agreement”), by and among the Company, Platinum, Yubo International Biotech (Beijing) Limited, a company organized under the laws of the People’s Republic of China (“PRC”) (“Yubo Beijing”), and certain selling stockholders named therein.

In accordance with the terms of the Exchange Agreement, on the Closing Date, the Company issued a total of 117,000,000 shares of its Class A common stock to the Selling Stockholders, who were then stockholders of Platinum (the “Selling Stockholders”), in exchange for 100% of the issued and outstanding capital stock of Platinum (the “Exchange Transaction”). As a result of the Exchange Transaction, the Selling Stockholders acquired more than 99% of the Company’s issued and outstanding capital stock, Platinum became the Company’s wholly-owned subsidiary, and the Company acquired the business and operations of Platinum and Yubo Beijing. Immediately prior to the Exchange Transaction, the Company had 117,875,323 shares of Class A common stock and 4,447 shares of Class B common stock issued and outstanding. Immediately after the Exchange Transaction and the surrender and cancellation of 116,697,438 shares held by Lina Liu, the controlling shareholder, Chief Financial Officer, Treasurer and Secretary of the Company, the Company had 118,177,885 shares of Class A common stock and 4,447 shares of Class B common stock issue and outstanding.

Platinum was incorporated on April 7, 2020 under the laws of the Cayman Islands as a holding company. On May 4, 2020, Platinum incorporated a wholly owned subsidiary, Platinum HK, in Hong Kong. On September 4, 2020, Platinum HK incorporated a wholly foreign owned enterprise, Yubo Chengdu, in Chengdu, China.

On September 11, 2020, Yubo Chengdu entered into a series of Variable Interest Entity agreements with the owners of Yubo Beijing. Pursuant to the VIE agreements, Yubo Beijing became Yubo Chengdu’s contractually controlled affiliate. The purpose and effect of the VIE Agreements is to provide Yubo Chengdu with all management control and net profits earned by Yubo Beijing.

Yubo Beijing was incorporated on June 14, 2016. For the year ended December 31, 2020 (commencing April 2020), Yubo Beijing sold approximately 850 nebulizers to customers in the People’s Republic of China (“PRC”). In 2021, Yubo Beijing sales also included sales of skincare products, hair care products, healthy beverages, and male and female personal care products.

Upon executing the series of VIE agreements in September 2020, Yubo Beijing has been considered a Variable Interest Entity (“VIE”) of Yubo Chengdu, its primary beneficiary. Accordingly, Yubo Beijing has been consolidated under the guidance of FASB Accounting Standards Codification (“ASC”) 810, Consolidation.

The officers, directors, and controlling beneficial owners of Yubo Beijing from its inception on June 14, 2016 are also officers, directors, and controlling beneficial owners of Platinum. Accordingly, the accompanying consolidated financial statements include Yubo Beijing’s operations from its inception on June 14, 2016.

On January 21, 2021 and December 31, 2020, respectively, the Company formed two new wholly owned subsidiaries: Yubo Jingzhi Biotechnology (Chengdu) Co. Ltd. (“Yubo Jingzhi”) as a subsidiary of Yubo Beijing and Yubo Global Biotechnology (Chengdu) Co. Ltd (“Yubo Global”) as a subsidiary of Platinum HK.

Yubo International Biotech Limited and its consolidated subsidiaries and VIE are collectively referred to herein as the “Company” unless specific reference is made to an entity.